Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash Cash Equivalents and Restricted Cash (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 3,055,894	$ 4,572,487	$ 7,428,993	$ 1,847,171	$ 4,117,324
Restricted cash	185,380	164,720	181,490	243,380	243,380
Total cash, cash equivalents and restricted cash in the condensed consolidated statement of cash flows	$ 3,241,274	$ 4,737,207	$ 7,610,483	$ 2,090,551	$ 4,360,704